Accumulated retained earnings - Schedule of reserves of subsidiaries based on the companies' contribution to the Group (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	€ 49,196	€ 47,438	€ 47,601
Restricted portion of reserves of subsidiaries	3,614	3,392	3,155
Banco Santander (Brasil) S.A.
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	14,663	14,325	14,067
Santander UK Group
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	8,358	8,558	8,447
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	5,437	4,753	4,230
Santander Holdings USA, Inc.
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	4,324	4,913	4,793
Banco Santander - Chile
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	3,875	3,194	3,404
Santander Consumer Finance Group
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	3,858	3,502	4,186
Banco Santander Totta, S.A.
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	3,297	2,940	2,960
Banco Santander Argentina S.A.
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	2,527	2,318	2,161
Santander Bank Polska S.A.
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	2,140	1,990	1,748
Santander Investment, S.A.
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	1,316	1,307	1,335
Santander Seguros y Reaseguros, Compañía Aseguradora, S.A.
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	1,050	869	695
Banco Santander International SA (former Banco Santander (Suisse) S.A)
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	310	277	247
Other companies and consolidation adjustments
Disclosure of reserves within equity [line items]
Reserves of subsidiaries	€ (1,959)	€ (1,508)	€ (672)